Warrants liability (Details)			9 Months Ended	12 Months Ended
	Mar. 20, 2024 MXN ($) shares	Mar. 20, 2024 $ / shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2025 MXN ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MXN ($)
Movements in Warrant Liability [Abstract]
Warrants conversion ratio	1
Warrants exercise price (in dollars per share) | $ / shares		$ 11.5			$ 11.5
Warrants term				5 years	5 years
Warrants exercised				$ 2,332,619	$ 115,299	$ 12,327,209	$ 722,924
Warrants assumed in connection with the business combination (in shares) | shares			16,875,000	16,812,123	16,812,123
Warrants assumed in connection with the business combination			$ 19,717,425	$ 75,827,403
Change in fair value of warrant liabilities			$ 51,946,426	$ (63,526,324)		$ 51,946,426		$ 0
Warrants exercised (in shares) | shares			(62,877)	(10,026)	(10,026)	(62,877)	(62,877)
Warrants exercised			$ (73,452)	$ (45,221)
Exchange rate effect			$ 4,237,004	$ (4,290,442)
Ending balance (in shares) | shares	16,875,000		16,812,123	16,802,097	16,802,097	16,812,123	16,812,123
Ending balance	$ 19,717,425		$ 75,827,403	$ 7,965,416		$ 75,827,403